Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Gateway Supply Company, Inc. [Member]	Common Stock, Class B Common Stock and Preferred Stock [Member]	Common Stock, Class B Common Stock and Preferred Stock [Member] Gateway Supply Company, Inc. [Member]	Paid-In Capital [Member]	Paid-In Capital [Member] Gateway Supply Company, Inc. [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2021	$ 1,997,415		$ 21,836		$ 1,003,932		$ (34,176)	$ 760,796	$ (87,440)	$ 332,467
Beginning balance (in shares) at Dec. 31, 2021			38,799,632
Net income	703,696							601,167		102,529
Other comprehensive income (loss)	(20,305)						(13,534)			(6,771)
Issuances of restricted shares of common stock			$ 72		(72)
Issuances of restricted shares of common stock (in shares)			143,059
Forfeitures of restricted shares of common stock			$ (7)		7
Forfeitures of restricted shares of common stock (in shares)			(13,000)
Common stock contribution to 401(k) plan	6,746		$ 11		6,735
Common stock contribution to 401(k) plan (in shares)			21,560
Stock issuances from exercise of stock options and employee stock purchase plan	20,802		$ 60		20,742
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)			120,696
Retirement of common stock	(87,488)		$ (161)		(87,327)
Retirement of common stock (in shares)			(322,060)
Share-based compensation	29,043				29,043
Dividends declared and paid on common stock	(332,447)							(332,447)
Distributions to non-controlling interest	(69,184)									(69,184)
Ending balance at Dec. 31, 2022	2,248,278		$ 21,811		973,060		(47,710)	1,029,516	(87,440)	359,041
Ending balance (in shares) at Dec. 31, 2022			38,749,887
Net income	634,139							536,337		97,802
Other comprehensive income (loss)	7,906						5,379			2,527
Issuances of restricted shares of common stock	0		$ 90		(90)
Issuances of restricted shares of common stock (in shares)			180,617
Forfeitures of restricted shares of common stock	0		$ (7)		7
Forfeitures of restricted shares of common stock (in shares)			(13,796)
Common stock contribution to 401(k) plan	8,862		$ 18		8,844
Common stock contribution to 401(k) plan (in shares)			35,533
Stock issuances from exercise of stock options and employee stock purchase plan	34,003		$ 94		33,909
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)			188,464
Issuance of Class B common stock	200		$ 0		200
Issuance of Class B common stock (in shares)			632
Retirement of common stock	(7,704)		$ (12)		(7,692)
Retirement of common stock (in shares)			(25,272)
Net proceeds from the sale of Common stock	14,804				13,994				810
Net proceeds from the sale of Common stock (in shares)			45,000
Common stock issued		$ 101,645		$ 140		$ 101,505
Common stock issued (in shares)				280,215
Share-based compensation	29,722				29,722
Dividends declared and paid on common stock	(382,646)							(382,646)
Investment in unconsolidated entity	570									570
Distributions to non-controlling interest	(73,589)									(73,589)
Ending balance at Dec. 31, 2023	2,616,190		$ 22,134		1,153,459		(42,331)	1,183,207	(86,630)	386,351
Ending balance (in shares) at Dec. 31, 2023			39,441,280
Net income	635,740							536,286		99,454
Other comprehensive income (loss)	(26,290)						(17,562)			(8,728)
Issuances of restricted shares of common stock	0		$ 55		(55)
Issuances of restricted shares of common stock (in shares)			110,160
Forfeitures of restricted shares of common stock	0		$ (10)		10
Forfeitures of restricted shares of common stock (in shares)			(21,215)
Common stock contribution to 401(k) plan	8,735		$ 10		8,725
Common stock contribution to 401(k) plan (in shares)			20,387
Stock issuances from exercise of stock options and employee stock purchase plan	32,884		$ 71		32,813
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)			142,563
Retirement of common stock	(41,473)		$ (41)		(41,432)
Retirement of common stock (in shares)			(82,377)
Net proceeds from the sale of Common stock	281,751				268,931				12,820
Net proceeds from the sale of Common stock (in shares)			712,000
Common stock issued	752		$ 1		751
Common stock issued (in shares)			1,904
Share-based compensation	36,075				36,075
Dividend reinvestment plan	13,224				12,893				331
Dividend reinvestment plan(in shares)			27,561
Dividends declared and paid on common stock	(423,521)							(423,521)
Distributions to non-controlling interest	(69,829)									(69,829)
Ending balance at Dec. 31, 2024	$ 3,064,238		$ 22,220		$ 1,472,170		$ (59,893)	$ 1,295,972	$ (73,479)	$ 407,248
Ending balance (in shares) at Dec. 31, 2024			40,352,263